Long-term Debt - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Covenant compliance	As at December 31, 2014, the Company was in compliance with all of its covenants contained in its credit facilities.
Vessel's carrying value	$ 381,192	$ 421,529
Interest on long-term debt	14,924	7,264	8,933
Accrued interest expense	1,604	1,086
Available liquidity	912,415
Cash and cash equivalents	129,551	62,575	77,246	68,582
Available undrawn amount	782,864
Secured Long-term Debt
Debt Instrument [Line Items]
Vessel's carrying value	$ 338,189